RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - Tenant recoveries revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES
Base rent	$ 427,354	$ 376,296
Straight-line rent amortization	16,690	10,596
Tenant incentive amortization	(4,403)	(4,149)
Property tax recoveries	52,862	48,147
Property insurance recoveries	6,386	4,947
Operating cost recoveries	22,361	19,742
Total rental revenue	$ 521,250	$ 455,579